CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Profit or loss
Shipping revenues	$ 104,740	$ 90,177	$ 343,233	$ 237,322
Operating expenses
Voyage expenses	(45,847)	(41,983)	(137,360)	(108,502)
Vessel operating expenses	(19,385)	(19,600)	(56,453)	(54,581)
Depreciation and amortization	(29,656)	(26,682)	(84,922)	(75,226)
Impairment charges	0	(3,500)	0	(3,500)
Profit/loss, sale of vessel	0	0	0	(46)
General and administrative expense	(3,520)	(3,445)	(11,266)	(12,383)
Total operating expenses	(98,408)	(95,210)	(290,000)	(254,238)
Operating income/(loss)	6,331	(5,033)	53,233	(16,917)
Share of profit from associated companies	158	189	585	641
Interest income	113	73	720	224
Interest expense	(13,807)	(13,300)	(42,315)	(39,427)
Fair value gain/loss on derivative financial instruments	(1,510)	486	(12,853)	1,031
Other financial income/(expenses)	(661)	(3,850)	(1,440)	(4,365)
Profit/(loss) before tax	(9,376)	(21,435)	(2,070)	(58,812)
Income tax expense	(15)	(40)	(111)	(98)
Net income/(loss) after tax	(9,391)	(21,475)	(2,181)	(58,910)
Loss/(income) attributible to non-controlling interest	4	0	4
Net income/(loss) after tax attributable to owners of parent	$ (9,387)	$ (21,475)	$ (2,178)	$ (58,910)
Basic net income/(loss) per share	$ (0.07)	$ (0.15)	$ (0.02)	$ (0.41)
Diluted net income/(loss) per share	$ (0.07)	$ (0.15)	$ (0.02)	$ (0.41)
Weighted average number of shares (basic)	142,418,941	143,592,543	142,347,867	143,405,930
Weighted average number of shares (diluted)	142,554,889	143,602,884	142,435,420	143,408,748